Other receivables and prepayments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other receivables and prepayments [Abstract]
Value added tax and miscellaneous tax recoverable		$ 551
Other prepayments	169	206
Other receivables and prepayments	$ 169	$ 757